PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5.          PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	12,109	3,533	541
Staff field advances	759	665	102
Prepaid commission (ii)	74,520	74,520	11,421
Prepaid service fee	—	8	1
Other deposit and receivables(iii)	32,768	49,006	7,511
Prepaid income tax	6,227	6,227	954
Prepaid expense and other current assets	126,383	133,959	20,530
Provision of doubtful accounts	(8,471)	(8,615)	(1,320)
Prepaid expense and other current assets, net	117,912	125,344	19,210

i)Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers. The decrease in 2020 is due to the Group's business cutting of CDN and IX, which affects the related expenses of Bandwidth.

ii)The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 9), consisting of RMB 67,200,000 (US$10,299,000) related to Beijing Zhao Du and RMB7,320,000 (US$1,122,000) related to disposal of Beijing Shuo Ge, which was provided in 2019.

iii)Other deposit and receivables represent deductible VAT, and other deposits for operation.